LESSEE DISCLOSURES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
At 1 January	£ 1,318	£ 1,500
Exchange and other adjustments	3	(9)
Additions	98	73
Disposals	(37)	(18)
Depreciation charge for the year	(226)	(228)
At 31 December	1,156	1,318
Payments of lease liabilities, classified as financing activities	£ 210	£ 256